Share-based payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold limit for weighted average exercise price	0.005	0.005
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold limit for weighted average exercise price	0.005
Dada Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold limit for weighted average exercise price		0.005